GOLDMAN SACHS TRUST II

Active Equity Multi-Manager Funds

Multi-Manager U.S. Small Cap Equity Fund

(the “Fund”)

Supplement dated June 24, 2021 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2021, as supplemented

Effective immediately, QMA LLC (“QMA”) will no longer be an Underlying Manager (investment subadviser) for the Fund. Accordingly, all references to QMA in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

MMGRFDSTBDSTK 06-21